BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated current and non-current product warranty liability
The following table summarizes the changes in the consolidated product warranty liability (in millions):

Balance as of December 31, 2009	$126.2
Accruals for warranties issued during the period	74.5
Business acquired during the period	—
Changes in estimates	0.1
Settlements during the year	(92.8)
Foreign exchange effect/other	(5.0)
Balance as of December 31, 2010	103.0
Accruals for warranties issued during the period	74.9
Business acquired during the period	24.7
Changes in estimates	11.5
Settlements during the year	(76.5)
Foreign exchange effect/other	(3.5)
Balance as of December 31, 2011	$134.1